Fair value measurement - Disclosure of assets and liabilities not measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 3,781	€ 7,166
Not measured at fair value in statement of financial position | Total Debt, excluding Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	43,493	34,671
Financial liabilities, at fair value	42,852	33,878
Not measured at fair value in statement of financial position | Asset-backed financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	15,479	10,016
Financial liabilities, at fair value	15,331	10,037
Not measured at fair value in statement of financial position | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	23,201	19,117
Financial liabilities, at fair value	22,698	18,302
Not measured at fair value in statement of financial position | Borrowings from banks & Other debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,813	5,538
Financial liabilities, at fair value	4,823	5,539
Not measured at fair value in statement of financial position | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,728	12,531
Financial assets, at fair value	15,073	12,008
Not measured at fair value in statement of financial position | Dealer financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,084	2,330
Financial assets, at fair value	3,095	2,329
Not measured at fair value in statement of financial position | Retail financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,703	8,494
Financial assets, at fair value	10,096	7,855
Not measured at fair value in statement of financial position | Finance lease
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	540	299
Financial assets, at fair value	522	325
Not measured at fair value in statement of financial position | Other receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,401	1,408
Financial assets, at fair value	€ 1,360	€ 1,499